CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.6%
Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	12,520	1,419,017
Teledyne Technologies, Inc. (1)	10,645	2,522,971
		3,941,988

Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (1)	31,951	1,717,047

Airlines - 0.3%
JetBlue Airways Corp. (1)	89,576	1,465,463

Auto Components - 1.0%
Adient plc	25,659	332,541
Dana, Inc.	41,950	744,193
Delphi Technologies plc	26,371	507,905
Gentex Corp.	75,853	1,568,640
Goodyear Tire & Rubber Co. (The)	68,750	1,247,813
Visteon Corp. (1)	8,264	556,580
		4,957,672

Automobiles - 0.2%
Thor Industries, Inc.	15,306	954,635

Banks - 7.0%
Associated Banc-Corp.	48,087	1,026,657
BancorpSouth Bank	26,537	748,874
Bank of Hawaii Corp.	12,059	951,093
Bank OZK	35,372	1,025,081
Cathay General Bancorp	22,756	771,656
Chemical Financial Corp.	20,915	860,861
Commerce Bancshares, Inc.	28,881	1,676,831
Cullen/Frost Bankers, Inc.	18,432	1,789,194
East West Bancorp, Inc.	42,416	2,034,696
First Financial Bankshares, Inc. (2)	19,900	1,149,822
First Horizon National Corp.	93,118	1,301,790
FNB Corp.	94,950	1,006,470
Fulton Financial Corp.	49,710	769,511
Hancock Whitney Corp.	25,030	1,011,212
Home BancShares, Inc.	45,413	797,906
International Bancshares Corp.	16,230	617,227
PacWest Bancorp	35,347	1,329,401
Pinnacle Financial Partners, Inc. (2)	21,325	1,166,478
Prosperity Bancshares, Inc.	19,604	1,353,852
Signature Bank	16,122	2,064,745

Sterling Bancorp	62,239	1,159,513
Synovus Financial Corp.	46,568	1,600,076
TCF Financial Corp.	47,982	992,748
Texas Capital Bancshares, Inc. (1)	14,832	809,679
Trustmark Corp.	19,072	641,391
UMB Financial Corp.	12,918	827,269
Umpqua Holdings Corp.	65,112	1,074,348
United Bankshares, Inc.	29,877	1,082,742
Valley National Bancorp	97,945	938,313
Webster Financial Corp.	27,236	1,380,048
Wintrust Financial Corp.	16,656	1,121,448
		35,080,932

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A (1)(2)	2,528	745,077

Biotechnology - 0.9%
Exelixis, Inc. (1)	88,066	2,095,971
Ligand Pharmaceuticals, Inc. (1)	5,982	751,997
United Therapeutics Corp. (1)	12,868	1,510,317
		4,358,285

Building Products - 0.9%
Lennox International, Inc.	10,500	2,776,200
Resideo Technologies, Inc. (1)	36,600	706,014
Trex Co., Inc. (1)	17,000	1,045,840
		4,528,054

Capital Markets - 2.9%
Eaton Vance Corp. (3)	33,698	1,358,366
Evercore, Inc., Class A	12,043	1,095,913
FactSet Research Systems, Inc. (2)	11,179	2,775,410
Federated Investors, Inc., Class B	28,018	821,208
Interactive Brokers Group, Inc., Class A	22,300	1,156,924
Janus Henderson Group plc	48,277	1,205,959
Legg Mason, Inc.	25,159	688,602
MarketAxess Holdings, Inc.	11,027	2,713,524
SEI Investments Co.	37,776	1,973,796
Stifel Financial Corp.	21,039	1,110,018
		14,899,720

Chemicals - 2.7%
Ashland Global Holdings, Inc.	18,365	1,434,857
Cabot Corp.	17,642	734,436
Chemours Co. (The)	48,877	1,816,269
Ingevity Corp. (1)	12,178	1,286,119
Minerals Technologies, Inc.	10,309	606,066
NewMarket Corp.	2,552	1,106,445
Olin Corp.	48,248	1,116,459
PolyOne Corp.	22,742	666,568

RPM International, Inc.	38,521	2,235,759
Scotts Miracle-Gro Co. (The), Class A (2)	11,461	900,605
Sensient Technologies Corp.	12,520	848,731
Valvoline, Inc.	55,301	1,026,387
		13,778,701

Commercial Services & Supplies - 1.5%
Brink’s Co. (The)	14,527	1,095,481
Clean Harbors, Inc. (1)	14,873	1,063,866
Deluxe Corp.	12,780	558,741
Healthcare Services Group, Inc.	22,000	725,780
Herman Miller, Inc.	17,234	606,292
HNI Corp.	12,966	470,536
MSA Safety, Inc.	10,335	1,068,639
Pitney Bowes, Inc.	54,948	377,493
Stericycle, Inc. (1)	25,200	1,371,384
Travel Centers of America LLC (1)(4)	60,000	—
		7,338,212

Communications Equipment - 1.4%
ARRIS International plc (1)	48,031	1,518,260
Ciena Corp. (1)	42,137	1,573,395
InterDigital, Inc.	9,544	629,713
Lumentum Holdings, Inc. (1)	22,268	1,259,033
NetScout Systems, Inc. (1)	20,554	576,951
Plantronics, Inc.	9,782	451,048
ViaSat, Inc. (1)(2)	16,540	1,281,850
		7,290,250

Construction & Engineering - 1.2%
AECOM (1)	45,952	1,363,396
Dycom Industries, Inc. (1)	9,263	425,542
EMCOR Group, Inc.	16,386	1,197,489
Granite Construction, Inc.	13,835	596,980
KBR, Inc.	41,261	787,673
MasTec, Inc. (1)(2)	18,020	866,762
Valmont Industries, Inc.	6,420	835,242
		6,073,084

Construction Materials - 0.2%
Eagle Materials, Inc.	13,430	1,132,149

Consumer Finance - 0.6%
Green Dot Corp., Class A (1)	13,990	848,493
Navient Corp.	63,675	736,720
SLM Corp.	128,989	1,278,281
		2,863,494

Containers & Packaging - 1.4%
AptarGroup, Inc.	18,485	1,966,619

Bemis Co., Inc.	26,894	1,492,079
Greif, Inc., Class A	7,865	324,431
Owens-Illinois, Inc.	44,951	853,170
Silgan Holdings, Inc.	22,880	677,934
Sonoco Products Co.	29,431	1,810,890
		7,125,123

Distributors - 0.4%
Pool Corp.	11,526	1,901,444

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (1)	16,907	783,132
Graham Holdings Co., Class B	1,275	871,054
Service Corp. International	53,294	2,139,754
Sotheby’s (1)	9,690	365,798
Weight Watchers International, Inc. (1)	11,418	230,073
		4,389,811

Electric Utilities - 1.5%
ALLETE, Inc.	15,220	1,251,541
Hawaiian Electric Industries, Inc.	31,999	1,304,599
IDACORP, Inc.	14,743	1,467,518
OGE Energy Corp.	58,443	2,520,062
PNM Resources, Inc.	23,410	1,108,230
		7,651,950

Electrical Equipment - 1.3%
Acuity Brands, Inc.	11,673	1,400,877
EnerSys	12,597	820,821
Hubbell, Inc.	15,977	1,884,966
nVent Electric plc	47,190	1,273,186
Regal-Beloit Corp.	12,520	1,025,012
		6,404,862

Electronic Equipment, Instruments & Components - 4.1%
Arrow Electronics, Inc. (1)	24,847	1,914,710
Avnet, Inc.	31,727	1,376,000
Belden, Inc.	11,529	619,107
Cognex Corp.	49,987	2,542,339
Coherent, Inc. (1)(2)	7,180	1,017,550
Jabil, Inc.	41,197	1,095,428
Littelfuse, Inc.	7,229	1,319,148
National Instruments Corp.	33,206	1,473,018
SYNNEX Corp.	12,138	1,157,844
Tech Data Corp. (1)	10,968	1,123,233
Trimble, Inc. (1)	73,884	2,984,913
Vishay Intertechnology, Inc.	38,689	714,586
Zebra Technologies Corp., Class A (1)	15,763	3,302,821
		20,640,697

Energy Equipment & Services - 1.1%
Apergy Corp. (1)	22,634	929,352
Core Laboratories NV	13,127	904,844
Ensco plc, Class A	129,334	508,283
McDermott International, Inc. (1)	53,366	397,043
Oceaneering International, Inc. (1)	28,910	455,911
Patterson-UTI Energy, Inc.	62,517	876,488
Rowan Companies plc, Class A (1)	37,543	405,089
Transocean Ltd. (1)	149,248	1,299,950
		5,776,960

Entertainment - 1.0%
Cinemark Holdings, Inc.	31,244	1,249,447
Live Nation Entertainment, Inc. (1)	40,468	2,571,337
World Wrestling Entertainment, Inc., Class A (2)	12,815	1,112,086
		4,932,870

Equity Real Estate Investment Trusts (REITs) - 9.4%
Alexander & Baldwin, Inc.	20,129	512,082
American Campus Communities, Inc.	40,097	1,907,815
Brixmor Property Group, Inc.	87,384	1,605,244
Camden Property Trust	28,276	2,870,014
CoreCivic, Inc.	35,357	687,694
CoreSite Realty Corp.	10,745	1,149,930
Corporate Office Properties Trust	32,183	878,596
Cousins Properties, Inc.	123,008	1,188,257
CyrusOne, Inc.	31,677	1,661,142
Douglas Emmett, Inc.	47,318	1,912,594
EPR Properties	21,969	1,689,416
First Industrial Realty Trust, Inc.	37,073	1,310,901
GEO Group, Inc. (The)	35,324	678,221
Healthcare Realty Trust, Inc.	37,095	1,191,120
Highwoods Properties, Inc.	30,571	1,430,111
Hospitality Properties Trust	48,567	1,277,798
JBG SMITH Properties	32,360	1,338,086
Kilroy Realty Corp.	29,543	2,244,086
Lamar Advertising Co., Class A	24,985	1,980,311
Liberty Property Trust	43,292	2,096,199
Life Storage, Inc.	13,696	1,332,210
Mack-Cali Realty Corp.	26,485	587,967
Medical Properties Trust, Inc.	111,507	2,063,995
National Retail Properties, Inc.	47,291	2,619,449
Omega Healthcare Investors, Inc.	59,759	2,279,806
Pebblebrook Hotel Trust	38,191	1,186,212
PotlatchDeltic Corp.	19,795	748,053
Rayonier, Inc.	37,890	1,194,293
Sabra Health Care REIT, Inc.	52,681	1,025,699
Senior Housing Properties Trust	70,221	827,203
Tanger Factory Outlet Centers, Inc. (2)	27,599	579,027
Taubman Centers, Inc.	17,885	945,759

Uniti Group, Inc. (2)	52,813	590,977
Urban Edge Properties	33,693	640,167
Weingarten Realty Investors	35,195	1,033,677
		47,264,111

Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	10,813	1,392,390
Sprouts Farmers Market, Inc. (1)	36,320	782,333
		2,174,723

Food Products - 1.7%
Flowers Foods, Inc.	54,213	1,155,821
Hain Celestial Group, Inc. (The) (1)(2)	26,416	610,738
Ingredion, Inc.	19,507	1,847,118
Lancaster Colony Corp.	5,741	899,557
Post Holdings, Inc. (1)	19,457	2,128,596
Sanderson Farms, Inc. (2)	5,705	752,147
Tootsie Roll Industries, Inc.	5,576	207,660
TreeHouse Foods, Inc. (1)	16,383	1,057,523
		8,659,160

Gas Utilities - 1.9%
National Fuel Gas Co.	25,265	1,540,154
New Jersey Resources Corp.	25,867	1,287,918
ONE Gas, Inc.	15,437	1,374,356
Southwest Gas Holdings, Inc.	15,643	1,286,793
Spire, Inc.	14,936	1,229,084
UGI Corp.	50,869	2,819,160
		9,537,465

Health Care Equipment & Supplies - 3.6%
Avanos Medical, Inc. (1)	13,758	587,191
Cantel Medical Corp.	10,735	718,064
Globus Medical, Inc., Class A (1)	22,342	1,103,918
Haemonetics Corp. (1)	14,925	1,305,639
Hill-Rom Holdings, Inc.	19,506	2,064,905
ICU Medical, Inc. (1)	4,899	1,172,478
Inogen, Inc. (1)	5,180	494,017
Integra LifeSciences Holdings Corp. (1)	20,862	1,162,431
LivaNova plc (1)	14,358	1,396,316
Masimo Corp. (1)	14,329	1,981,414
NuVasive, Inc. (1)	15,161	860,993
STERIS plc	24,834	3,179,497
West Pharmaceutical Services, Inc.	21,759	2,397,842
		18,424,705

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (1)	26,084	764,522
Amedisys, Inc. (1)	8,560	1,055,106
Chemed Corp.	4,706	1,506,249

Covetrus, Inc. (1)(2)	27,981	891,195
Encompass Health Corp.	29,075	1,697,980
HealthEquity, Inc. (1)(2)	16,006	1,184,124
Mednax, Inc. (1)	25,726	698,975
Molina Healthcare, Inc. (1)	18,350	2,604,966
Patterson Cos., Inc.	24,269	530,278
Tenet Healthcare Corp. (1)	24,149	696,457
		11,629,852

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (1)	50,133	478,269
Medidata Solutions, Inc. (1)	18,223	1,334,652
		1,812,921

Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp.	23,380	639,677
Brinker International, Inc.	10,973	486,982
Caesars Entertainment Corp. (1)	170,596	1,482,479
Cheesecake Factory, Inc. (The)	12,459	609,494
Churchill Downs, Inc.	10,373	936,267
Cracker Barrel Old Country Store, Inc.	7,105	1,148,239
Domino’s Pizza, Inc.	12,009	3,099,523
Dunkin’ Brands Group, Inc.	24,275	1,823,052
Eldorado Resorts, Inc. (1)	19,196	896,261
International Speedway Corp., Class A	6,957	303,534
Jack in the Box, Inc.	7,551	612,084
Marriott Vacations Worldwide Corp.	11,509	1,076,092
Papa John’s International, Inc. (2)	6,645	351,853
Penn National Gaming, Inc. (1)	31,111	625,331
Scientific Games Corp., Class A (1)	15,800	322,636
Six Flags Entertainment Corp.	21,111	1,041,828
Texas Roadhouse, Inc.	19,575	1,217,369
Wendy’s Co. (The)	53,220	952,106
Wyndham Destinations, Inc.	27,641	1,119,184
Wyndham Hotels & Resorts, Inc.	28,643	1,431,864
		20,175,855

Household Durables - 1.5%
Helen of Troy Ltd. (1)	7,489	868,424
KB Home	25,197	609,012
NVR, Inc. (1)	999	2,764,233
Tempur Sealy International, Inc. (1)	13,513	779,295
Toll Brothers, Inc.	39,257	1,421,103
TRI Pointe Group, Inc. (1)	41,948	530,223
Tupperware Brands Corp.	14,278	365,231
		7,337,521

Household Products - 0.2%
Energizer Holdings, Inc.	18,606	835,968

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	16,760	2,055,111

Insurance - 4.5%
Alleghany Corp. (1)	4,233	2,592,289
American Financial Group, Inc.	20,645	1,986,255
Brown & Brown, Inc.	67,930	2,004,614
CNO Financial Group, Inc.	47,027	760,897
First American Financial Corp.	32,619	1,679,879
Genworth Financial, Inc., Class A (1)	146,928	562,734
Hanover Insurance Group, Inc. (The)	11,872	1,355,426
Kemper Corp.	17,983	1,369,226
Mercury General Corp.	8,011	401,111
Old Republic International Corp.	83,279	1,742,197
Primerica, Inc.	12,460	1,521,989
Reinsurance Group of America, Inc.	18,450	2,619,531
RenaissanceRe Holdings Ltd.	12,350	1,772,225
WR Berkley Corp.	28,205	2,389,528
		22,757,901

Interactive Media & Services - 0.2%
Cars.com, Inc. (1)(2)	18,143	413,660
Yelp, Inc. (1)	22,081	761,795
		1,175,455

IT Services - 2.7%
CACI International, Inc., Class A (1)	7,320	1,332,386
CoreLogic, Inc. (1)	23,436	873,225
Leidos Holdings, Inc.	42,768	2,741,001
LiveRamp Holdings, Inc. (1)	19,989	1,090,800
MAXIMUS, Inc.	18,668	1,325,055
Perspecta, Inc.	41,151	832,073
Sabre Corp.	80,914	1,730,751
Science Applications International Corp.	14,998	1,154,096
WEX, Inc. (1)	12,612	2,421,378
		13,500,765

Leisure Products - 0.5%
Brunswick Corp.	25,465	1,281,653
Polaris Industries, Inc.	16,767	1,415,638
		2,697,291

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc., Class A (1)	5,920	1,809,625
Bio-Techne Corp.	11,051	2,194,176
Charles River Laboratories International, Inc. (1)	14,115	2,050,204
PRA Health Sciences, Inc. (1)	17,260	1,903,605
Syneos Health, Inc. (1)	17,964	929,817
		8,887,427

Machinery - 4.9%
AGCO Corp.	18,806	1,307,957
Colfax Corp. (1)	27,812	825,460
Crane Co.	14,969	1,266,677
Donaldson Co., Inc.	37,587	1,881,605
Graco, Inc.	48,368	2,395,183
IDEX Corp.	22,178	3,365,290
ITT, Inc.	25,574	1,483,292
Kennametal, Inc.	24,106	885,896
Lincoln Electric Holdings, Inc.	18,504	1,551,930
Nordson Corp.	15,096	2,000,522
Oshkosh Corp.	20,496	1,539,864
Terex Corp.	18,128	582,453
Timken Co. (The)	19,953	870,350
Toro Co. (The)	31,083	2,139,754
Trinity Industries, Inc.	39,648	861,551
Woodward, Inc.	16,349	1,551,357
		24,509,141

Marine - 0.2%
Kirby Corp. (1)	15,889	1,193,423

Media - 1.1%
AMC Networks, Inc., Class A (1)	13,088	742,875
Cable One, Inc.	1,466	1,438,703
John Wiley & Sons, Inc., Class A	13,214	584,323
Meredith Corp.	11,818	653,063
New York Times Co., (The), Class A	41,697	1,369,746
TEGNA, Inc.	63,145	890,345
		5,679,055

Metals & Mining - 2.0%
Allegheny Technologies, Inc. (1)(2)	37,138	949,619
Carpenter Technology Corp.	13,773	631,492
Commercial Metals Co.	34,710	592,847
Compass Minerals International, Inc.	9,963	541,688
Reliance Steel & Aluminum Co.	19,628	1,771,623
Royal Gold, Inc. (2)	19,171	1,743,219
Steel Dynamics, Inc.	67,465	2,379,491
United States Steel Corp.	50,687	987,890
Worthington Industries, Inc.	11,488	428,732
		10,026,601

Multi-Utilities - 0.7%
Black Hills Corp.	15,802	1,170,454
MDU Resources Group, Inc.	57,757	1,491,863
NorthWestern Corp.	14,868	1,046,856
		3,709,173

Multiline Retail - 0.3%

Dillard’s, Inc., Class A (2)	5,431	391,141
Ollie’s Bargain Outlet Holdings, Inc. (1)	15,192	1,296,333
		1,687,474

Oil, Gas & Consumable Fuels - 2.6%
Callon Petroleum Co. (1)(2)	66,741	503,895
Chesapeake Energy Corp. (1)(2)	308,892	957,565
CNX Resources Corp. (1)	58,035	625,037
EQT Corp.	74,776	1,550,854
Equitrans Midstream Corp. (1)	59,521	1,296,367
Matador Resources Co. (1)	30,900	597,297
Murphy Oil Corp.	47,599	1,394,651
Oasis Petroleum, Inc. (1)	78,500	474,140
PBF Energy, Inc., Class A	35,413	1,102,761
QEP Resources, Inc. (1)	70,298	547,621
Range Resources Corp.	61,180	687,663
SM Energy Co.	30,671	536,436
Southwestern Energy Co. (1)	158,395	742,873
World Fuel Services Corp.	20,115	581,122
WPX Energy, Inc. (1)	115,650	1,516,172
		13,114,454

Paper & Forest Products - 0.4%
Domtar Corp.	18,412	914,156
Louisiana-Pacific Corp.	39,617	965,862
		1,880,018

Personal Products - 0.3%
Edgewell Personal Care Co. (1)	16,070	705,312
Nu Skin Enterprises, Inc., Class A	16,326	781,363
		1,486,675

Pharmaceuticals - 0.5%
Catalent, Inc. (1)	42,570	1,727,916
Mallinckrodt plc (1)(2)	24,571	534,174
Prestige Consumer Healthcare, Inc. (1)(2)	15,287	457,234
		2,719,324

Professional Services - 0.7%
ASGN, Inc. (1)	15,500	984,095
Insperity, Inc.	10,901	1,348,018
ManpowerGroup, Inc.	17,669	1,461,049
		3,793,162

Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	13,392	2,064,778
Realogy Holdings Corp.	33,207	378,560
		2,443,338

Road & Rail - 1.7%

Avis Budget Group, Inc. (1)	18,623	649,198
Genesee & Wyoming, Inc., Class A (1)	16,470	1,435,196
Knight-Swift Transportation Holdings, Inc.	36,449	1,191,153
Landstar System, Inc.	11,739	1,284,129
Old Dominion Freight Line, Inc.	18,995	2,742,688
Ryder System, Inc.	15,543	963,510
Werner Enterprises, Inc.	13,124	448,185
		8,714,059

Semiconductors & Semiconductor Equipment - 3.4%
Cirrus Logic, Inc. (1)	17,588	739,927
Cree, Inc. (1)(2)	30,124	1,723,695
Cypress Semiconductor Corp.	106,830	1,593,904
First Solar, Inc. (1)	22,297	1,178,174
Integrated Device Technology, Inc. (1)	37,757	1,849,716
MKS Instruments, Inc.	15,866	1,476,331
Monolithic Power Systems, Inc.	11,535	1,562,877
Silicon Laboratories, Inc. (1)	12,749	1,030,884
Synaptics, Inc. (1)	10,266	408,074
Teradyne, Inc.	50,805	2,024,071
Universal Display Corp.	12,406	1,896,257
Versum Materials, Inc.	32,185	1,619,227
		17,103,137

Software - 4.1%
ACI Worldwide, Inc. (1)	33,984	1,117,054
Blackbaud, Inc.	14,212	1,133,123
CDK Global, Inc.	36,492	2,146,459
Commvault Systems, Inc. (1)	11,352	734,929
Fair Isaac Corp. (1)	8,510	2,311,571
j2 Global, Inc.	13,553	1,173,690
LogMeIn, Inc.	15,036	1,204,384
Manhattan Associates, Inc. (1)	19,025	1,048,468
PTC, Inc. (1)	31,240	2,879,703
Teradata Corp. (1)	34,323	1,498,199
Tyler Technologies, Inc. (1)	11,205	2,290,302
Ultimate Software Group, Inc. (The) (1)	9,270	3,060,305
		20,598,187

Specialty Retail - 2.1%
Aaron’s, Inc.	19,664	1,034,327
American Eagle Outfitters, Inc.	49,618	1,100,031
AutoNation, Inc. (1)	16,995	607,061
Bed Bath & Beyond, Inc. (2)	40,226	683,440
Dick’s Sporting Goods, Inc.	21,679	798,004
Five Below, Inc. (1)	16,316	2,027,263
Michaels Cos., Inc. (The) (1)	26,417	301,682
Murphy USA, Inc. (1)	8,842	757,052
Sally Beauty Holdings, Inc. (1)(2)	35,274	649,394
Signet Jewelers Ltd.	15,339	416,607

Urban Outfitters, Inc. (1)	22,536	667,967
Williams-Sonoma, Inc.	23,454	1,319,757
		10,362,585

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (1)	35,236	961,590

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	13,321	1,342,624
Deckers Outdoor Corp. (1)	8,559	1,258,087
Skechers U.S.A., Inc., Class A (1)	39,347	1,322,453
		3,923,164

Thrifts & Mortgage Finance - 0.6%
LendingTree, Inc. (1)	2,197	772,378
New York Community Bancorp, Inc.	136,746	1,582,151
Washington Federal, Inc.	23,952	691,973
		3,046,502

Trading Companies & Distributors - 0.7%
GATX Corp.	10,709	817,846
MSC Industrial Direct Co., Inc., Class A	13,345	1,103,765
NOW, Inc. (1)	31,682	442,281
Watsco, Inc.	9,404	1,346,747
		3,710,639

Water Utilities - 0.4%
Aqua America, Inc.	52,127	1,899,508

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	27,489	844,737

Total Common Stocks (Cost $407,644,674)		492,280,657

EXCHANGE-TRADED FUNDS - 0.6%
SPDR S&P MidCap 400 ETF Trust	8,300	2,866,820

Total Exchange-Traded Funds (Cost $2,710,941)		2,866,820

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bill, 0.00%, 7/18/19 (5)	1,000,000	992,939

Total U.S. Treasury Obligations (Cost $992,643)		992,939

	SHARES	VALUE ($)

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43%	1,834,216	1,834,216

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $1,834,216)		1,834,216

TOTAL INVESTMENTS (Cost $413,182,474) - 98.7%		497,974,632
Other assets and liabilities, net - 1.3%		6,343,136
NET ASSETS - 100.0%		504,317,768

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at March 31, 2019. The aggregate market value of securities on loan at March 31, 2019 was $20,999,809 and the total market value of the collateral received by the Fund was $21,384,231, comprised of cash of $1,834,216 and U.S. Government and/or agencies securities of $19,550,015.

(3) Represents an investment in an affiliate effective Decmeber 31, 2016 due to the issuer's affiliation with the Fund's investment adviser.
(4) For fair value measurement disclosure purposes, security is categorized as Level 3.
(5) Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
E-mini S&P MidCap 400 Index	58	6/21/19	$11,025,800	$176,050

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2019, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is equity price risk was $176,050.

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2019, the value of the Fund’s investment in affiliated companies was $1,358,366, which represents 0.27% of the Fund’s net assets. Transactions in affiliated companies by the Fund for the fiscal year to date ended March 31, 2019 were as follows:

Name of Affiliated Company	Shares, beginning of period	Gross Additions	Gross Reductions	Shares, end of period	Value, end of period	Dividend Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
Eaton Vance Corp.	34,247	—	(549)	33,698	$1,358,366	$11,986	($2,803)	$—	$179,359
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of March 31, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$492,280,657	(2)	$—	$—	$492,280,657
Exchange-Traded Funds	2,866,820		—	—	2,866,820
U.S. Treasury Obligations	—		992,939	—	992,939
Short Term Investment of Cash Collateral for Securities Loaned	1,834,216		—	—	1,834,216
Total Investments	$496,981,693		$992,939	$—	$497,974,632
Futures Contracts(3)	176,050		—	—	176,050
Total	$497,157,743		$992,939	$ —	$498,150,682

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.